FEDERATED MUNICIPAL SECURITIES INCOME TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
 November 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         Federated Municipal Securities Income Trust (the “Trust”)
Federated Municipal High Yield Advantage Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Federated Michigan Intermediate Municipal Trust
Class A Shares
Federated New York Municipal Income Fund
Class A Shares
Class B Shares
Federated Ohio Municipal Income Fund
Class A Shares
Class F Shares
Federated Pennsylvania Municipal Income Fund
Class A Shares
Class B Shares
1933 Act File No. 33-36729
1940 Act File No. 811-6165

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 56 on October 28, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ Geroge Magera
George Magera
Assistant Secretary